UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, DC 20549

FORM N-PX

ANNUAL REPORT OF PROXY VOTING RECORD OF REGISTERED
MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number    811-21836

Giant 5 Funds
(Exact name of registrant as specified in charter)

128 South Tejon Street, Suite 150, Colorado Springs, CO 80903
(Address of principal executive offices)             (Zip code)

The Willis Group, 128 South Tejon Street, Suite 150, Colorado Springs, CO 80903
(Name and address of agent for service)

Registrant's telephone number, including area code: (719) 884-7500

Date of fiscal year end: March 31

Date of reporting period: July1, 2009 – June 30, 2010

Item 1. Proxy Voting Record

The Giant 5 Total Investment System held no securities during the period covered by this report in which there was a shareholder vote.  Accordingly, there are no proxy votes to report.

/s/ Michael Willis
Michael Willis, President

Giant 5 Total Index System
Proxy Voting Statement
Reporting Period: 07/01/2009 - 06/30/2010

Issuer of Portfolio Security	Portfolio / Fund	Ticker (s)	CUSIP	Shareholder Meeting Date	Summary of Matters Voted On	Proponent	Vote	For or Against Management
SPDR Barclays Capital	International Treasury Bond Fund ETF	BWX	78464A516	3/19/2010
Proposals
3. To approve a "manager of manager" structure for all SPDR funds.
4A. To approve updating and standardizing the fund(s) fundamental policies regarding: purchasing and selling real estate.
4B. To approve updating and standardizing the fund(s) fundamental policies regarding: issuing senior securities and borrowing money.
4C. To approve updating and standardizing the fund(s) fundamental policies regarding: making loans
4D. To approve updating and standardizing the fund(s) fundamental policies regarding: purchasing and selling commodities
4E. To approve updating and standardizing the fund(s) fundamental policies regarding: concentrating investments in a particular industry or group of industries.
4F. To approve updating and standardizing the fund(s) fundamental policies regarding: underwriting policies.
4G. To approve updating and standardizing the fund(s) fundamental policies regarding: elimination of outdated fundamental investment policies not required by law.
						Board of Directors	On All Proposals In accordance with the Investment Act of 1940, please vote our shares in the same proportion as the vote of other non-affiliated holders of such security.	All - N/A
SPDR Barclays Capital	TIPS ETF	IPE	78464A656	3/19/2010
Proposals
3. To approve a "manager of manager" structure for all SPDR funds.
4A. To approve updating and standardizing the fund(s) fundamental policies regarding: purchasing and selling real estate.
4B. To approve updating and standardizing the fund(s) fundamental policies regarding: issuing senior securities and borrowing money.
4C. To approve updating and standardizing the fund(s) fundamental policies regarding: making loans
4D. To approve updating and standardizing the fund(s) fundamental policies regarding: purchasing and selling commodities
4E. To approve updating and standardizing the fund(s) fundamental policies regarding: concentrating investments in a particular industry or group of industries.
4F. To approve updating and standardizing the fund(s) fundamental policies regarding: underwriting policies.
4G. To approve updating and standardizing the fund(s) fundamental policies regarding: elimination of outdated fundamental investment policies not required by law.
						Board of Directors	On All Proposals In accordance with the Investment Act of 1940, please vote our shares in the same proportion as the vote of other non-affiliated holders of such security.	All - N/A
SPDR DB	International Government Inflation Protected Bond ETF	WIP	78464A490	3/19/2010
Proposals
3. To approve a "manager of manager" structure for all SPDR funds.
4A. To approve updating and standardizing the fund(s) fundamental policies regarding: purchasing and selling real estate.
4B. To approve updating and standardizing the fund(s) fundamental policies regarding: issuing senior securities and borrowing money.
4C. To approve updating and standardizing the fund(s) fundamental policies regarding: making loans
4D. To approve updating and standardizing the fund(s) fundamental policies regarding: purchasing and selling commodities
4E. To approve updating and standardizing the fund(s) fundamental policies regarding: concentrating investments in a particular industry or group of industries.
4F. To approve updating and standardizing the fund(s) fundamental policies regarding: underwriting policies.
4G. To approve updating and standardizing the fund(s) fundamental policies regarding: elimination of outdated fundamental investment policies not required by law.
						Board of Directors	On All Proposals In accordance with the Investment Act of 1940, please vote our shares in the same proportion as the vote of other non-affiliated holders of such security.	All - N/A
SPDR Dow Jones	REIT ETF	RWR	78464A607	3/19/2010
Proposals
3. To approve a "manager of manager" structure for all SPDR funds.
4A. To approve updating and standardizing the fund(s) fundamental policies regarding: purchasing and selling real estate.
4B. To approve updating and standardizing the fund(s) fundamental policies regarding: issuing senior securities and borrowing money.
4C. To approve updating and standardizing the fund(s) fundamental policies regarding: making loans
4D. To approve updating and standardizing the fund(s) fundamental policies regarding: purchasing and selling commodities
4E. To approve updating and standardizing the fund(s) fundamental policies regarding: concentrating investments in a particular industry or group of industries.
4F. To approve updating and standardizing the fund(s) fundamental policies regarding: underwriting policies.
4G. To approve updating and standardizing the fund(s) fundamental policies regarding: elimination of outdated fundamental investment policies not required by law.
						Board of Directors	On All Proposals In accordance with the Investment Act of 1940, please vote our shares in the same proportion as the vote of other non-affiliated holders of such security.	All - N/A
SPDR Dow Jones	International Real Estate ETF	RWX	78463X863	3/19/2010
Proposals
3. To approve a "manager of manager" structure for all SPDR funds.
4A. To approve updating and standardizing the fund(s) fundamental policies regarding: purchasing and selling real estate.
4B. To approve updating and standardizing the fund(s) fundamental policies regarding: issuing senior securities and borrowing money.
4C. To approve updating and standardizing the fund(s) fundamental policies regarding: making loans
4D. To approve updating and standardizing the fund(s) fundamental policies regarding: purchasing and selling commodities
4E. To approve updating and standardizing the fund(s) fundamental policies regarding: concentrating investments in a particular industry or group of industries.
4F. To approve updating and standardizing the fund(s) fundamental policies regarding: underwriting policies.
4G. To approve updating and standardizing the fund(s) fundamental policies regarding: elimination of outdated fundamental investment policies not required by law.
						Board of Directors	On All Proposals In accordance with the Investment Act of 1940, please vote our shares in the same proportion as the vote of other non-affiliated holders of such security.	All - N/A
SPDR S&P	Oil & Gas Equiptment & Service ETF	XES	78464A748	3/19/2010
Proposals
3. To approve a "manager of manager" structure for all SPDR funds.
4A. To approve updating and standardizing the fund(s) fundamental policies regarding: purchasing and selling real estate.
4B. To approve updating and standardizing the fund(s) fundamental policies regarding: issuing senior securities and borrowing money.
4C. To approve updating and standardizing the fund(s) fundamental policies regarding: making loans
4D. To approve updating and standardizing the fund(s) fundamental policies regarding: purchasing and selling commodities
4E. To approve updating and standardizing the fund(s) fundamental policies regarding: concentrating investments in a particular industry or group of industries.
4F. To approve updating and standardizing the fund(s) fundamental policies regarding: underwriting policies.
4G. To approve updating and standardizing the fund(s) fundamental policies regarding: elimination of outdated fundamental investment policies not required by law.

						Board of Directors	On All Proposals In accordance with the Investment Act of 1940, please vote our shares in the same proportion as the vote of other non-affiliated holders of such security.	All - N/A
SPDR S&P	Oil & Gas Exploration & Production ETF	XOP	78464A730	3/19/2010
Proposals
3. To approve a "manager of manager" structure for all SPDR funds.
4A. To approve updating and standardizing the fund(s) fundamental policies regarding: purchasing and selling real estate.
4B. To approve updating and standardizing the fund(s) fundamental policies regarding: issuing senior securities and borrowing money.
4C. To approve updating and standardizing the fund(s) fundamental policies regarding: making loans
4D. To approve updating and standardizing the fund(s) fundamental policies regarding: purchasing and selling commodities
4E. To approve updating and standardizing the fund(s) fundamental policies regarding: concentrating investments in a particular industry or group of industries.
4F. To approve updating and standardizing the fund(s) fundamental policies regarding: underwriting policies.
4G. To approve updating and standardizing the fund(s) fundamental policies regarding: elimination of outdated fundamental investment policies not required by law.
						Board of Directors	On All Proposals In accordance with the Investment Act of 1940, please vote our shares in the same proportion as the vote of other non-affiliated holders of such security.	All - N/A
Claymore	Alphashares China Real Estate ETF	TAO	18383Q861	2/2/2010	Proposals 1.To approve a new investment advisory agreement between the Trust on behalf of the fund, and Claymore Advisors, LLC.	Board of Directors	On All Proposals In accordance with the Investment Act of 1940, please vote our shares in the same proportion as the vote of other non-affiliated holders of such security.	All - N/A

SIGNATURES

Pursuant to the requirements of the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) Giant 5 Funds

By (Signature and Title)	/s/ Michael Willis
Michael Willis, President

Date August 24, 2010